Note 33 - Employee Benefits - Additional Parenthetical Information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Global Share Purchase Plan [Abstract]
Total staff enrolled in the twelfth cycle	10,978
Total countries enrolled in the twelfth cycle	20
Liability raised due to share-based payment transactions in cash	€ 14,000,000	€ 12,000,000
Grant volume of outstanding share awards	1,000,000,000.0	1,100,000,000
Of which: [Abstract]
Recognized as compensation expense	800,000,000	800,000,000
Not yet recognized	200,000,000	300,000,000
DWS Share based Plans [Abstract]
Fair value of DWS share-based awards (approximately)	74,000,000	72,000,000
of which: recognized in the income statement	63,000,000	62,000,000
of which: relate to fully vested awards (approximately)	40,000,000	42,000,000
of which: related to total unrecognized share-based plans (approximately)	12,000,000	9,000,000
Total defined benefit obligation for post-employment medical plans	€ 142,000,000	145,000,000
Range of defined benefit obligation by plan assets in percent [Abstract]
Bottom of Range	90.00%
Top of Range	100.00%
Amount claimed by the Group which represents the benefits paid from the Banks assets on behalf of the trust during 2023	€ 520,000,000	490,000,000
Benefit recognized in Other Comprehensive Income due to recalibration of the discount curve for defined benefit plans to Eurozone curve	70,000,000
Other assets recognized in Net asset (liability) recognized	1,300,000,000	1,100,000,000
Other liabilities recognized in Net asset (liability) recognized	317,000,000	353,000,000
Buy-in transactions with a third party insurer to de-risk exposure to the UK defined benefit pension schemes	1,100,000,000	515,000,000
Impact on Other Comprehensive Income of the recognition of the insurance policies as qualifying plan assets in Q3	120,000,000	33,000,000
Buy-in transactions in the UK with third-party insurers protecting the Group from movements in defined benefit obligations	2,800,000,000
Derivative transactions with Group entities with positive market value included in plan assets	€ 810,000,000	930,000,000
Expected changes in the fair value of plan assets contains simulated impact on the biggest plans in Germany, UK, US, Channel Islands, Switzerland and Belgium	0.99
Unfunded US Medicare Plan included in US Total defined benefit obligation	€ 120,000,000	€ 119,000,000
US defined benefit pension funding ratio excluding Medicare in Percent	96.00%	95.00%
Change in discount rate methodology and other effects [Abstract]
Impact on Other Comprehensive Income of the recognition of the insurance policies as qualifying plan assets in Q4	€ 100,000,000